ANNUAL REPORT












                               The Fairholme Fund









                       A No-Load Capital Appreciation Fund








                           For the Fiscal Year Ended:
                                November 30, 2001






                             www.fairholmefunds.com

                     Value of $10,000 Invested at Inception
                       The Fairholme Fund vs. The S&P 500



(Graphics Omitted)


This chart covers the period from December 29, 1999 (the date Fund shares were offered to the public) to November 30, 2001 (the end of the second fiscal year). Past performance is not a guarantee of future results and past performance should not be considered as representative of the capital gain or loss which may be realized from an investment made today in The Fund. Results do not reflect any taxes that a taxable shareholder might have incurred as a result of distributions by the Fund. Data for both the S&P 500 Index and The Fund are presented assuming that all dividends have been reinvested.

January 7, 2002

Dear Fellow Shareholder:

September 11th and subsequent events still permeate society. Our thoughts remain with the victims, their families, and the men and women serving to protect the world.

Below is a comparison of the Fund's performance and that of the Standard and Poor's 500 Index (with dividends reinvested) for the Fund's fiscal year ended November 30, 2001 and since inception:

                                        Fiscal           Since
                                         Year          Inception

        The Fairholme Fund              +12.7%          +52.8%
        The S&P 500 Index               -12.2%          -20.3%


The Fund experienced good absolute performance, and very good relative performance as the bursting of the tech-stock bubble caused negative returns for the market averages. We are also pleased with our absolute and relative performance since inception.

Over the past two years, investing in selected property-casualty (P&C) insurance companies has contributed to recent returns and positions the Fund well for 2002. P&C policy prices and terms were improving before the events of 9/11, which caused the largest ever insured loss (estimated at between $40 and $70 billion). Many sectors of the insurance business are continuing to see attractive rate increases for policies that have tighter terms and conditions.

Three of our holdings, Berkshire Hathaway, White Mountains Insurance Group, and Markel Corporation, are well positioned to pay their 9/11 claims and to take advantage of the current environment. They have corporate cultures that prize underwriting profit and sensible investing. These characteristics and an industry tail wind make for attractive long-term returns.

Beyond insurance, formal indicators have confirmed what many have known for some time - the country is in a recession. While our non-insurance holdings are not immune from a weak economy, they generally have strong cash flows and sustainable competitive advantages. We expect them to emerge from this downturn well positioned for future growth and profitability.

Occasional periods of economic weakness bring opportunity. As we said last May, "While claiming no predictive ability to recognize or time the next recession, we are not afraid of periods of slow business and weak markets. Only in adverse environments do owner-oriented companies with proven records and strong balance sheets sell at bargain prices." The Fund enters the New Year with ample liquidity in the form of cash and short-term U.S. Treasuries. We are hunting for a few exceptional investments. At the right prices, we are ready to pounce.

Lastly, we say goodbye to Peter "Tony" Russ, who left us at year-end to form his own firm. We thank him for his contributions, wish him well on his new venture, and look forward to a continued friendship.

To learn more about The Fairholme Fund and its adviser, Fairholme Capital Management, L.L.C., please visit www.fairholmefunds.com. Thank you for your support.

Sincerely,



Bruce R. Berkowitz         Lawrence S. Pitkowsky          Keith D. Trauner


The Fairholme Fund
====================================================================================================================================
                                                                                                        Schedule of Investments
                                                                                                              November 30, 2001

====================================================================================================================================
Shares/Principal Amt.--% of Assets              Market Value      Shares/Principal Amt.--% of Assets                Market Value
====================================================================================================================================

 COMMON STOCKS -  70.13%

 Financial Services -  3.43%                                      Security Brokers and Dealers -  2.46%
     30,000 American Express Co.                   $ 987,300          20,000 Jefferies Group Inc.                      $ 707,000
                                               --------------                                                      --------------

 Gold Ores -  0.47%                                               Diversified Holding Company -  32.99%
      9,000 Barrick Gold Corp.                       136,170           3,130 Berkshire Hathaway Cl B*                  7,302,290
                                               --------------
                                                                      52,500 Leucadia National                         1,409,100
 Home Furnishings -  2.31%                                             2,500 Wesco Financial Corp.                       775,000
                                                                                                                   --------------
     18,000 Ethan Allen Interiors, Inc.              663,840                                                           9,486,390
                                               --------------

 Hospital/Medical Services -  2.00%                               TOTAL COMMON STOCKS                                 20,164,916
                                                                                                                   --------------
     20,000 Oxford Health Plans                      576,200
                                               --------------
                                                                  CLOSED-END MUTUAL FUNDS -  1.40%
 Newspapers: Publishing and Printing -  0.18%                         25,000 Boulder Total Return Fund                   401,250
                                                                                                                   --------------
        100 Washington Post Co. Cl. B                 51,000
                                               --------------
                                                                  U.S. TREASURY OBLIGATIONS -  20.79%
 Personal Credit Institutions -  4.24%                             2,000,000 3 Month T-Bill 0%, 1-17-2002              1,994,136
     16,500 Household International Inc.             973,335       2,000,000 6 Month T-Bill 0%, 3-7-2002               1,982,264
      3,200 Student Loan Corp.                       245,184       2,000,000 2 Year Treasury Note 3.125%, 11-30-2003   2,000,559
                                               --------------                                                      --------------
                                                   1,218,519
                                                                  TOTAL U.S. TREASURY OBLIGATIONS                      5,976,959
                                                                                                                   --------------
 Property and Casualty Insurance -  16.58%
      7,021 Markel Corp.*                          1,286,739      CASH EQUIVALENTS -  7.05%
     17,000 Mercury General Corp.                    743,750
      8,100 White Mountains Insurance Group Ltd.   2,737,800      Money Market Funds -  7.05%
                                               --------------
                                                   4,768,289       2,027,832 UMB Money Market (Current Yield 0.39%)    2,027,832
                                                                                                                   --------------

 Racing, Including Track Operations -  2.87%                      TOTAL CASH EQUIVALENTS                               2,027,832
                                                                                                                   --------------
     20,784 Intl. Speedway Cl. A                     825,333
                                               --------------
                                                                  TOTAL INVESTMENTS -  99.37%                         28,570,957
                                                                                                                   --------------
 Real Estate Operations -  1.67%                                           (Identified Cost  $24,414,076)
    540,500 Homefed Corp.*                           481,045
                                               --------------
                                                                  OTHER ASSETS LESS LIABILITIES -  0.63%                 181,824
                                                                                                                   --------------
 Retail Apparel -  0.92%
      7,000 TJX Companies, Inc.                    $ 263,830      NET ASSETS -  100.00%                              $28,752,781
                                               --------------                                                      ==============

 * Non-Income Producing Securities

    The accompanying notes are an integral part of the financial statements.

The Fairholme Fund
===========================================================================================================

                                                                       Statement of Assets and Liabilities
                                                                                         November 30, 2001

Assets:
     Investment Securities at Market Value                                                   $ 28,570,957
          (Identified Cost  $24,414,076)
     Cash                                                                                         239,097
          Dividends and Interest Receivable                                                         5,747
                                                                                     ---------------------
               Total Assets                                                                    28,815,801
                                                                                     ---------------------
Liabilities:
     Payable to Broker                                                                             26,728
     Accrued Management Fees                                                                       23,420
     Shareholder Redemptions                                                                       12,872
                                                                                     ---------------------
               Total Liabilities                                                                   63,020
                                                                                     ---------------------
Net Assets                                                                                   $ 28,752,781
                                                                                     =====================

Net Assets Consist of:
     Paid-In Capital                                                                         $ 24,388,148
     Accumulated Undistributed Net Investment Income                                               42,438
     Accumulated Undistributed Realized Gain (Loss) on Investments - Net                          165,314
     Unrealized Appreciation/(Depreciation) in Value
          of Investments Based on Identified Cost - Net                                         4,156,881
                                                                                     ---------------------
Net Assets for 1,918,087 Shares Outstanding                                                  $ 28,752,781
                                                                                     =====================

Per Share Net Asset Value and Redemption Price                                                    $ 14.99
           ($28,752,781 divided by 1,918,087 shares)



    The accompanying notes are an integral part of the financial statements.

The Fairholme Fund
================================================================================
                                                        Statement of Operations

                                                                  Dec.  1, 2000
                                                                       to
                                                                  Nov. 30, 2001
Investment Income:
     Dividends                                                      $    93,599
     Interest                                                           194,644
                                                                   ------------
          Total Investment Income                                       288,243
Expenses:
     Management Fees (Note 3)                                           231,975
                                                                   ------------
          Total Expenses                                                231,975
                                                                   ------------

Net Investment Income                                                    56,268
                                                                   ------------

Realized and Unrealized Gain (Loss) on Investments:
     Realized Gain (Loss) on Investments                                165,314
     Unrealized Appreciation (Depreciation) on Investments            1,861,815
                                                                   ------------
Net Realized and Unrealized Gain (Loss) on Investments                2,027,129
                                                                   ------------

Net Increase (Decrease) in Net Assets from Operations               $ 2,083,397
                                                                   ------------



    The accompanying notes are an integral part of the financial statements.

The Fairholme Fund
=======================================================================================================================
                                                                                     Statement of Changes in Net Assets


                                                                                      Dec. 1, 2000      * Dec. 29, 1999
                                                                                          to                   to
CHANGE IN NET ASSETS:                                                                Nov. 30, 2001        Nov. 30, 2000
From Operations:
     Net Investment Income                                                           $      56,268        $      28,084
     Net Realized Gain (Loss) on Investments                                               165,314              266,851
     Net Unrealized Appreciation (Depreciation)                                          1,861,815            2,295,066
                                                                                     -------------        --------------
     Increase (Decrease) in Net Assets from Operations                                   2,083,397            2,590,001
From Distributions to Shareholders:
     Net Investment Income                                                                 (41,914)                   0
     Net Realized Gain from Security Transactions                                         (266,851)                   0
                                                                                     --------------       --------------
     Net Decrease in Net Assets from Distributions                                        (308,765)                   0
From Capital Share Transactions:
     Proceeds From Sale of Shares                                                       14,301,172           11,565,624
     Shares Issued on Reinvestment of Dividends                                            308,371                    0
     Cost of Shares Redeemed                                                            (1,541,315)            (245,704)
                                                                                     --------------       --------------
Net Increase in Net Assets from Shareholder Activity                                    13,068,228           11,319,920

NET ASSETS:
Net Increase  in Net Assets                                                             14,842,860           13,909,921
Net Assets at Beginning of Period                                                       13,909,921                    0
                                                                                     --------------       --------------
Net Assets at End of Period ( including accumulated undistributed
net investment income of  $42,438 and $28,084 respectively)                          $  28,752,781        $  13,909,921
                                                                                     ==============       ==============

SHARE TRANSACTIONS:
     Issued                                                                                976,437            1,048,732
     Reinvested                                                                             20,992                   -
     Redeemed                                                                             (106,147)             (21,927)
                                                                                     --------------       --------------
Net Increase (Decrease) in Shares                                                          891,282            1,026,805
Shares Outstanding at Beginning of Period                                                1,026,805                   -
                                                                                     --------------       --------------
Shares Outstanding at End of Period                                                      1,918,087            1,026,805
                                                                                     ==============       ==============



* Commencement of Operations




    The accompanying notes are an integral part of the financial statements.

The Fairholme Fund
============================================================================================================================

                                                                                                      Financial Highlights
                                                               Selected data for a share outstanding throughout the period.


                                                                                     Dec. 1, 2000        * Dec. 29, 1999
                                                                                         to                     to
                                                                                    Nov. 30, 2001          Nov. 30, 2000

     Net Asset Value at Beginning of Period                                         $       13.55          $       10.00
     Net Investment Income                                                                   0.05                   0.05
     Net Gains or Losses on Securities (Realized and Unrealized)                             1.67                   3.50
                                                                                    --------------         --------------
          Total from Investment Operations                                                   1.72                   3.55
                                                                                    --------------         --------------

     Distributions from Net Investment Income                                               (0.04)                  0.00
     Distributions from Capital Gains                                                       (0.24)                  0.00
                                                                                    --------------         --------------
          Total Distributions                                                               (0.28)                  0.00
                                                                                    --------------         --------------

     Net Asset Value at  End of Period                                              $       14.99          $       13.55
                                                                                    ==============         ==============

     Total Return                                                                          12.75%                35.50 %

     Ratios/Supplemental Data:
     Net Assets at End of Period                                                    $  28,752,781          $  13,909,921
**   Ratio of Expenses to Average Net Assets                                               1.00 %                 1.00 %
**   Ratio of Net Investment Income to Average Net Assets                                  0.24 %                 0.46 %
**   Portfolio Turnover Rate                                                              29.40 %                45.88 %





*    Commencement of Operations
**   Annualized



    The accompanying notes are an integral part of the financial statements.

The Fairholme Fund
================================================================================
                                              NOTES TO THE FINANCIAL STATEMENTS
                                                              November 30, 2001

Note 1. Organization

Fairholme Funds, Inc. (the "Company"), a Maryland Corporation, is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company. The Company's Articles of Incorporation permit the Board to issue 100,000,000 shares of common stock at .0001 par value. The Board of Directors has the power to designate one or more separate and distinct series and / or classes of shares of common stock and to classify or reclassify any unissued shares with respect to such series. Shares of one series have been authorized, which shares constitute the interests in the The Fairholme Fund (the "Fund").

The Fund's investment objective is to provide long-term capital appreciation. The Fund seeks to achieve its objective by investing in common stocks without restrictions regarding market capitalization. The Fund will invest 75% of total net assets in U.S. common stocks and intends to hold a focused portfolio of no more than 25 stocks.

Fairholme Capital Management, L.L.C. (the "Adviser"), serves as investment adviser to the Fund. The Adviser is a Delaware limited liability company and is registered with the Securities and Exchange Commission as an investment adviser. The Adviser's principal business and occupation is to provide financial management and advisory services to individuals, corporations, and other institutions throughout the world.

Note 2.  Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation: Securities, which are traded on any exchange or on the NASDAQ over-the-counter market, are valued at the last quoted sale price. Lacking a last sale price, a security is valued at its last bid price except when, in the Adviser's opinion, the last bid price does not accurately reflect the current value of the security. All other securities for which over-the-counter market quotations are readily available are valued at their last bid price. When market quotations are not readily available, when the Adviser determines the last bid price does not accurately reflect the current value, or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Directors of the Company.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. When prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, subject to review of the Directors of the Company. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Adviser has determined will represent fair value.

The Fairholme Fund
================================================================================

                                              NOTES TO THE FINANCIAL STATEMENTS
                                                              November 30, 2001

Federal Income Taxes: The Fund intends to qualify each year as a "Regulated Investment Company" under the Internal Revenue Code of 1986, as amended. By so qualifying, the Fund will not be subject to federal income taxes to the extent that it distributes substantially all of its net investment income and any realized capital gains.

Dividends and Distributions: The Fund intends to distribute substantially all of its net investment income as dividends to its shareholders on an annual basis. The Fund intends to distribute its net long-term capital gains and its net short-term capital gains at least once a year.

Estimates: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, to disclose contingent assets and liabilities at the date of the financial statements; and to record revenues and expenses for the accounting period being reported. Actual results could differ from those estimates.

Other: The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrued basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities.

Note 3. Related Party Transactions

Certain directors and officers of the Company are also members and officers of the Adviser. For its advisory and administrative services, the Fund pays the Adviser an annualized management fee equal to 1.00% (0.50% of which are investment advisory fees and 0.50% for administrative and other services) of the average net assets of the Fund, such fees to be computed daily based upon the daily average net assets of the Fund. The Adviser received $231,975 for its services during the year.

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under section 2 (a) (9) of the Investment Company Act of 1940. As of November 30, 2001, National Financial Services Corp. for the benefit of its customers owned over 66% of the Fund.

Note 4. Investments

For the period ending November 30, 2001 purchases and sales of investment securities, other than short-term investments, aggregated $13,434,077 and $4,971,090, respectively. The gross unrealized appreciation for all securities totaled $4,364,480 and the gross unrealized depreciation for all securities totaled ($207,599), for a net unrealized appreciation of $4,156,881. The aggregate cost of securities for federal income tax purposes at November 30, 2001 was $24,414,076.

                          INDEPENDENT AUDITOR'S REPORT

To The Shareholders and
Board of Directors
The Fairholme Fund:

We have audited the accompanying statement of assets and liabilities of The Fairholme Fund, including the schedule of portfolio investments, as of November 30, 2001, and the related statement of operations for the year then ended, the statements of changes in net assets and the financial highlights for the year then ended and for the period from December 29, 1999 (commencement of operations) to November 30, 2000 in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 2001, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Fairholme Fund as of November 30, 2001, the results of its operations for the year then ended, the changes in its net assets and the financial highlights for the year then ended and for the period from December 29, 1999 (commencement of operations) to November 30, 2000 in the period then ended, in conformity with accounting principles generally accepted in the United States of America.


McCurdy & Associates CPA's, Inc.
Westlake, Ohio
December 11, 2001

                               Board of Directors
                                    Bruce R. Berkowitz
                                    Avivith Oppenheim, Esq.
                                    Keith D. Trauner
                                    Joel L. Uchenick
                                    Leigh Walters, Esq.

                               Officers
                                    Bruce R. Berkowitz, President
                                    Keith D. Trauner, Secretary & Treasurer

                               Investment Adviser
                                    Fairholme Capital Management, L.L.C.
                                    51 JFK Parkway
                                    Short Hills, NJ 07078
                                    Telephone:  973-379-6557

                               Dividend Paying Agent,
                               Shareholders' Servicing Agent,
                               Transfer Agent
                                    Mutual Shareholder Services L.L.C.
                                    8869 Brecksville Rd., Suite C
                                    Brecksville, OH 44141
                                    Telephone:  800-417-5525

                               Custodian
                                    UMB Bank N.A.
                                    1010 Grand Blvd.
                                    Kansas City, MO 64106

                               Counsel
                                    David Jones, Esq.
                                    1288 Valley Forge Rd., Suite 87
                                    Valley Forge, PA 19482

                               Independent Auditors
                                    McCurdy & Associates CPA's, Inc.
                                    27955 Clemens Rd.
                                    Westlake, OH 44145


This report is provided for the general information of the shareholders of The Fairholme Fund. This report is not intended for distribution to prospective investors in the funds, unless preceded or accompanied by an effective prospectus.